Stockholders' Equity (Deficit) (Details) - USD ($)		12 Months Ended
	Sep. 05, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity
Common stock shares, authorized		300,000,000
Common stock shares, par value		$ 0.0001	$ 0.0001
Offering costs paid		$ 2,909,740
Placement Agent Warrants
Stockholders' Equity
Warrants to purchase (in shares)	586,666
Exercise price	$ 3
Warrant, grant date fair value per share	$ 1.617
Warrant, grant-date fair value	$ 948,639
Placement Agent Warrants | Earlier of (i) Five years after the Closing Date
Stockholders' Equity
Warrant expiration term (in years)	5 years
Placement Agent Warrants | Earlier of (ii) Three years after the listing of common stock on NSE
Stockholders' Equity
Warrant expiration term (in years)	3 years
2025 Private Placement
Stockholders' Equity
Issuance of common stock (in shares)	10,000,000
Purchase price (in dollars per share)	$ 3
Offering costs paid	$ 2,909,740